Segment reporting (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting [Abstract]
Revenue	$ 1,753,576	$ 1,218,647	$ 1,683,056
Costs and expenses	(1,442,799)	(1,061,016)	(1,458,601)
Corporate expenses	(59,171)	(61,605)	(82,047)
Depreciation and amortization	(95,231)	(125,122)	(99,519)
Profit (loss) before other income (expenses)	156,375	(29,096)	42,889
Net income for the year	114,795	15,458	903
Properties	2,271,299	1,826,132	1,490,771
Rights of use	67,205	147,951	268,938
Total assets	3,991,912	3,266,830	3,501,384
Total liabilities	1,883,472	1,292,453	1,700,360
Total capital expenditures	469,460	131,345	25,231
Operating Segments [Member]
Segment reporting [Abstract]
Other assets	1,629,974	1,260,442	1,740,950
Total liabilities	1,832,181	1,257,094	1,525,078
Total capital expenditures	469,401	131,345	25,231
Operating Segments [Member] | Maritime Division [Member]
Segment reporting [Abstract]
Revenue	1,282,994	795,529	1,231,101
Costs and expenses	(1,050,110)	(704,075)	(1,120,565)
Depreciation and amortization	(19,300)	(36,385)	(19,063)
Profit (loss) before other income (expenses)	213,584	55,069	91,473
Properties	226,634	156,014	102,998
Rights of use	0	0	0
Other assets	975,850	675,684	752,039
Total assets	1,202,484	831,698	855,037
Total liabilities	676,021	422,088	531,477
Total capital expenditures	70,545	124,118	49
Operating Segments [Member] | Maritime Infrastructure Division [Member]
Segment reporting [Abstract]
Revenue	262,220	200,496	118,441
Costs and expenses	(188,617)	(140,614)	(79,775)
Depreciation and amortization	(4,712)	(8,191)	(7,625)
Profit (loss) before other income (expenses)	68,891	51,691	31,041
Properties	574,093	182,762	152,036
Rights of use	0	1,383	6,917
Other assets	357,556	322,046	321,594
Total assets	931,659	506,191	480,547
Total liabilities	450,452	73,753	88,104
Total capital expenditures	396,057	6,582	7,997
Operating Segments [Member] | Logistics, Ports and Terminals Division [Member]
Segment reporting [Abstract]
Revenue	61,942	73,115	160,977
Costs and expenses	(74,717)	(95,844)	(137,165)
Depreciation and amortization	(12,957)	(13,059)	(18,099)
Profit (loss) before other income (expenses)	(25,732)	(35,788)	5,713
Properties	1,216,359	1,284,274	1,021,222
Rights of use	47,504	49,437	73,543
Other assets	225,587	153,529	492,439
Total assets	1,489,450	1,487,240	1,587,204
Total liabilities	437,077	449,429	534,400
Total capital expenditures	2,054	495	148
Operating Segments [Member] | Warehousing Division [Member]
Segment reporting [Abstract]
Revenue	146,420	149,507	172,537
Costs and expenses	(129,355)	(120,483)	(121,096)
Depreciation and amortization	(56,084)	(65,296)	(52,480)
Profit (loss) before other income (expenses)	(39,019)	(36,272)	(1,039)
Properties	85,537	80,352	97,063
Rights of use	19,701	97,131	188,478
Other assets	70,971	109,183	174,878
Total assets	176,209	286,666	460,419
Total liabilities	268,631	311,824	371,097
Total capital expenditures	745	150	17,037
Shared Accounts [Member] | Other Businesses [Member]
Segment reporting [Abstract]
Revenue	0	0	0
Costs and expenses	0	0	0
Corporate expenses	(59,171)	(61,605)	(82,047)
Depreciation and amortization	(2,178)	(2,191)	(2,252)
Profit (loss) before other income (expenses)	(61,349)	(63,796)	(84,299)
Properties	168,676	122,730	117,452
Rights of use	0	0	0
Other assets	0	0	0
Shared assets	23,434	32,305	725
Total assets	192,110	155,035	118,177
Total liabilities	51,291	35,359	175,282
Total capital expenditures	59	0	0
Unallocated Amounts [Member]
Segment reporting [Abstract]
Profit (loss) before other income (expenses)	$ (41,580)	$ 44,554	$ (41,986)